Note 6 - Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
(6)           Accrued Expenses

Accrued expenses at December 31, 2010 and 2011 consist of the following (in thousands):

	December 31,
	2010	2011
Accrued compensation and benefits	$1,647	$3,323
Accrued professional fees	1,775	4,112
Accrued income and other taxes	2,235	1,546
Accrued medical panel fees	284	1,880
Accrued value added tax	2,829	15,812
Other accrued expenses	644	1,737
Total	$9,414	$28,410